Stock-Based Compensation (Details)		1 Months Ended		7 Months Ended	9 Months Ended
	Jul. 26, 2024 shares	Apr. 30, 2022 item shares	Jan. 31, 2011 shares	Jul. 30, 2024 shares	Sep. 30, 2024 shares
Stock-Based Compensation
Share issued during period, warrants exercised					34,680
2012 Plan
Stock-Based Compensation
Maximum number of shares that can be granted			1,255,000
Maximum term			10 years
2022 Plan
Stock-Based Compensation
Maximum number of shares that can be granted		203,855
Number of non employees whose performance obligation were deemed to be immaterial | item		2
Expected dividend yield		0.00%
Class of warrant or right, exchanged in shares				45,544
2022 Plan | Stock options
Stock-Based Compensation
Maximum term		10 years
Vesting period		4 years
2024 Equity incentive plan
Stock-Based Compensation
Maximum number of shares that can be granted	4,472,593
Percentage increase to the number of shares authorized	5.00%
2024 Key employee equity incentive plan
Stock-Based Compensation
Maximum number of shares that can be granted	3,354,444
2024 Employee Stock Purchase Plan
Stock-Based Compensation
Maximum number of shares that can be granted	441,293
Percentage increase to the number of shares authorized	1.00%
Number of replacement stock options granted to Legacy Adagio's option holders by the Company	0
Share issued during period, warrants exercised				7,587